INCOME TAXES - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Taxes [Abstract]
Effective income tax rate	0.10%	(1.80%)	(0.40%)	20.40%